Commitments and Contingencies (Details Textual) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Commitments and Contingencies (Textual) [Abstract]
Rent expense under operating leases	$ 1,341	$ 1,146